Summary of significant accounting policies - Joint venture (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Trivium Packaging B.V.
Joint venture
Ownership interest	42.00%	42.00%	42.00%
Ontario Teachers | Trivium Packaging B.V.
Joint venture
Ownership interest	58.00%
Ontario Teachers | Trivium Packaging B.V.
Joint venture
Ownership interest			58.00%
Food and Specialty Discontinued Operation
Joint venture
Cash Consideration	$ 2,600		$ (2,573)